U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

December 30, 2015

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	TRUST FOR PROFESSIONAL MANAGERS (the “Trust”) Securities Act Registration No: 333-62298 Investment Company Act Registration No: 811-10401 Performance Trust Strategic Bond Fund (S000029835)

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Performance Trust Strategic Bond Fund (the “Fund”), is Post-Effective Amendment No. 532 and Amendment No. 534 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of making material changes to the principal investment strategy of the Fund.

In addition, on behalf of the Trust and the Fund, we have filed a separate correspondence to request the effectiveness of the Amendment to the registration statement be accelerated to January 19, 2016, or as soon as practicable thereafter

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures

Securities and Exchange Commission
December 30, 2015

FORESIDE FUND SERVICES, LLC

December 30, 2015

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	TRUST FOR PROFESSIONAL MANAGERS (the “Trust”) Securities Act Registration No: 333-62298 Investment Company Act Registration No: 811-10401 Performance Trust Strategic Bond Fund (S000029835)

Dear Sir or Madam:

REQUEST FOR ACCELERATION.  As the principal underwriter of the Performance Trust Strategic Bond Fund (the “Fund”), a series of the Trust, and pursuant to the U.S. Securities and Exchange Commission’s authority under Rule 461(a) under the Securities Act of 1933, as amended, we request that effectiveness of the Registration Statement that is filed herewith on Form N-1A on behalf of the Fund on December 30, 2015, be accelerated to January 19, 2016, or as soon as practicable thereafter.

Very truly yours,
Foreside Fund Services, LLC

Mark Fairbanks, President
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME  04101